Other Current Assets, Net (Details) - Schedule of Other Current Assets ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2023 USD ($)
Schedule of Other Current Assets [Abstract]
Deposits	¥ 154			$ 21
Receivable from private placement investors	260	$ 36
Loan to third-parties	444		422	61
Total	858		422	118
Allowance for credit losses	(444)		(422)	(61)
Other current assets, net	¥ 414			$ 57